John Hancock
Disciplined Value Emerging Markets Equity Fund
Quarterly portfolio holdings 11/30/2024

Fund’s investments
As of 11-30-24 (unaudited)
	Shares	Value
Common stocks 98.1%		$133,409,816
(Cost $148,399,580)
Austria 2.0%		2,673,873
Erste Group Bank AG	48,713	2,673,873
Brazil 8.6%		11,727,345
BRF SA	257,000	1,055,456
Cia Energetica de Minas Gerais	1	1
Cury Construtora e Incorporadora SA	43,600	147,464
Embraer SA (A)	68,100	650,463
Hypera SA	74,800	240,805
Itau Unibanco Holding SA, ADR	435,942	2,336,649
JBS SA	184,800	1,136,111
Localiza Rent a Car SA	406,600	2,485,499
Lojas Renner SA	245,800	606,248
Marfrig Global Foods SA (A)	93,900	288,873
Rede D’Or Sao Luiz SA (B)	314,400	1,395,174
Suzano SA	98,100	1,013,641
TIM SA	144,000	370,961
Chile 0.9%		1,178,740
Cencosud SA	234,705	494,614
Sociedad Quimica y Minera de Chile SA, ADR	17,788	684,126
China 26.7%		36,309,513
AAC Technologies Holdings, Inc.	142,500	644,115
Alibaba Group Holding, Ltd.	191,000	2,085,958
Angel Yeast Company, Ltd., Class A	109,800	525,834
Aowei Holdings, Ltd. (A)	9,105,000	374,499
BYD Company, Ltd., H Shares	29,500	973,057
Central China Management Company, Ltd. (C)	54,538	694
Chervon Holdings, Ltd.	100,300	220,372
China Animal Healthcare, Ltd. (A)(C)	182,000	0
China Dili Group (A)(C)	120,400	7,150
China Feihe, Ltd. (B)	1,790,000	1,323,647
China Huiyuan Juice Group, Ltd. (A)(C)	141,000	0
China Taifeng Beddings Holdings, Ltd. (A)(C)	46,000	0
China Tianrui Group Cement Company, Ltd. (A)(C)	25,000	154
China Zhongwang Holdings, Ltd. (A)(C)	54,200	0
Chongqing Baiya Sanitary Products Company, Ltd., Class A	242,900	870,465
Contemporary Amperex Technology Company, Ltd., Class A	65,500	2,387,221
CT Environmental Group, Ltd. (A)(C)	154,000	0
Fuguiniao Company, Ltd., H Shares (A)(C)	116,600	0
Ginlong Technologies Company, Ltd., Class A	20,800	196,733
Goldwind Science & Technology Company, Ltd., H Shares	428,400	408,088
Great Wall Motor Company, Ltd., H Shares	604,500	979,116
Hangzhou Chang Chuan Technology Company, Ltd., Class A	61,800	393,248
Hangzhou GreatStar Industrial Company, Ltd., Class A	431,400	1,672,920
Harmonicare Medical Holdings, Ltd. (A)(B)(C)	44,000	0
Hongfa Technology Company, Ltd., Class A	320,100	1,465,818
HOSA International, Ltd. (A)(C)	86,000	0
Hoymiles Power Electronics, Inc., Class A	11,012	191,866
J&T Global Express, Ltd. (A)	716,400	539,811
JD Logistics, Inc. (A)(B)	1,393,200	2,514,265
JD.com, Inc., ADR	27,534	1,029,221
2	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Link Motion, Inc., ADR (A)(C)	6,959	$0
Ningbo Deye Technology Company, Ltd., Class A	23,600	282,794
Peijia Medical, Ltd. (A)(B)	37,000	17,999
Pharmaron Beijing Company, Ltd., H Shares (B)(D)	344,900	597,021
Quectel Wireless Solutions Company, Ltd., Class A	95,800	665,819
Qunxing Paper Holdings Company, Ltd. (A)(C)	969,268	0
Shenzhen Topband Company, Ltd., Class A	747,200	1,287,244
Silergy Corp.	20,000	261,903
Sinosoft Company, Ltd., Class A	1,400	4,607
STO Express Company, Ltd., Class A	656,200	892,524
Sunny Optical Technology Group Company, Ltd.	72,500	592,202
Sunwoda Electronic Company, Ltd., Class A	421,700	1,343,920
Tencent Holdings, Ltd.	39,300	2,029,580
Tenwow International Holdings, Ltd. (A)(C)	177,000	0
Tian Shan Development Holding, Ltd. (A)(C)	32,000	0
Tingyi Cayman Islands Holding Corp.	440,000	553,131
Tongcheng Travel Holdings, Ltd.	284,400	699,186
Venus MedTech Hangzhou, Inc., H Shares (A)(B)(C)	6,000	3,034
WuXi AppTec Company, Ltd., Class A	124,900	871,134
WuXi AppTec Company, Ltd., H Shares (B)	245,100	1,492,713
Wuxi NCE Power Company, Ltd., Class A	282,300	1,372,561
Youyuan International Holdings, Ltd. (A)(C)	26,000	0
Yunnan Yuntianhua Company, Ltd., Class A	581,000	1,770,707
Zhejiang Glass Company, Ltd., H Shares (A)(C)	172,000	0
Zhejiang Jingxin Pharmaceutical Company, Ltd., Class A	735,700	1,323,836
Zhejiang NHU Company, Ltd., Class A	478,600	1,443,346
Zhongtian Financial Group Company, Ltd., Class A (A)(C)	101,900	0
Greece 0.3%		410,218
FF Group (A)(C)	6,657	0
Hellenic Telecommunications Organization SA	25,959	410,218
Hong Kong 5.4%		7,347,831
Anxin-China Holdings, Ltd. (A)(C)	1,988,000	0
CECEP COSTIN New Materials Group, Ltd. (A)(C)	162,000	0
China Common Rich Renewable Energy Investments, Ltd. (A)(C)	2,486,000	68,701
China Fiber Optic Network System Group, Ltd. (A)(C)	419,600	0
China Lumena New Materials Corp. (A)(C)	31,800	0
China Metal Recycling Holdings, Ltd. (A)(C)	14,579,934	0
China Properties Group, Ltd. (A)(C)	19,000	912
DBA Telecommunication Asia Holdings, Ltd. (A)(C)	32,000	0
Geely Automobile Holdings, Ltd.	1,372,000	2,470,416
Hua Han Health Industry Holdings, Ltd. (A)(C)	1,111,910	0
Nan Hai Corp., Ltd. (A)(C)	1,900,000	0
REXLot Holdings, Ltd. (A)(C)	2,065,304	0
Sino Biopharmaceutical, Ltd.	795,000	334,945
SMI Holdings Group, Ltd. (A)(C)	228,889	0
Tech Pro Technology Development, Ltd. (A)(C)	966,000	0
Techtronic Industries Company, Ltd.	182,500	2,597,545
WH Group, Ltd. (B)	2,352,500	1,875,312
Hungary 0.1%		199,176
Richter Gedeon NYRT	7,488	199,176
India 2.5%		3,330,634
Bandhan Bank, Ltd. (B)	125,620	251,668
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	3

	Shares	Value
India (continued)
Chambal Fertilisers & Chemicals, Ltd.	66,032	$404,421
Chennai Super Kings Cricket, Ltd. (A)(C)	271,316	7,225
Natco Pharma, Ltd.	16,863	275,868
UPL, Ltd.	78,062	504,251
Wipro, Ltd.	161,699	1,111,842
Wipro, Ltd., ADR (D)	110,924	775,359
Indonesia 0.0%		45,163
Arwana Citramulia Tbk PT	32,400	1,515
Bakrie Telecom Tbk PT (A)(C)	22,579,900	0
Capital Financial Indonesia Tbk PT (A)	55,900	1,835
Hanson International Tbk PT (A)(C)	4,000,200	0
Inovisi Infracom Tbk PT (A)(C)	671,012	0
Paninvest Tbk PT (A)	12,600	855
Pool Advista Indonesia Tbk PT (A)(C)	37,300	118
Rimo International Lestari Tbk PT (A)(C)	2,464,700	7,778
Sri Rejeki Isman Tbk PT (A)(C)	937,100	8,635
Sugih Energy Tbk PT (A)(C)	8,409,300	0
Suryainti Permata Tbk PT (A)(C)	1,802,000	0
Trada Alam Minera Tbk PT (A)(C)	1,919,200	2,725
Trias Sentosa Tbk PT (A)	442,100	13,943
Truba Alam Manunggal Engineering PT (A)(C)	19,436,000	0
Tunas Baru Lampung Tbk PT	106,114	4,253
Waskita Karya Persero Tbk PT (A)(C)	458,390	3,506
Israel 0.7%		1,011,691
ICL Group, Ltd.	197,569	897,956
Teva Pharmaceutical Industries, Ltd., ADR (A)	6,778	113,735
Jordan 0.6%		795,590
Hikma Pharmaceuticals PLC	32,490	795,590
Luxembourg 0.1%		166,047
Millicom International Cellular SA, SDR (A)	6,821	166,047
Malaysia 2.4%		3,202,758
AMMB Holdings BHD	852,300	1,033,601
CIMB Group Holdings BHD	797,300	1,479,693
IHH Healthcare BHD	170,200	278,027
RHB Bank BHD	270,500	411,437
Mexico 6.5%		8,868,296
Alpek SAB de CV	474,300	320,680
America Movil SAB de CV (A)	3,460,100	2,576,425
America Movil SAB de CV, ADR	56,025	830,851
Coca-Cola Femsa SAB de CV, ADR	9,971	793,991
Fibra Uno Administracion SA de CV	310,400	324,740
Genomma Lab Internacional SAB de CV, Class B	585,900	780,719
Gruma SAB de CV, Class B	22,300	382,361
Grupo Bimbo SAB de CV, Series A	156,800	469,338
Grupo Comercial Chedraui SA de CV	88,300	563,197
Grupo KUO SAB de CV, Series B	136,788	270,981
Kimberly-Clark de Mexico SAB de CV, Class A	164,600	224,442
Organizacion Soriana SAB de CV, Series B	297,958	447,836
Prologis Property Mexico SA de CV	295,300	882,735
4	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Netherlands 0.3%		$352,205
NEPI Rockcastle NV (A)	45,328	352,205
Peru 0.0%		4
Fossal SAA, ADR (A)	2	4
Philippines 0.0%		4,863
ACR Mining Corp. (A)(C)	3,145	960
Phoenix Petroleum Philippines, Inc. (A)(C)	68,600	3,903
Poland 0.0%		19
TEN Square Games SA (A)	1	19
Russia 0.0%		0
Gazprom PJSC, ADR (A)(C)	30,453	0
Magnitogorsk Iron & Steel Works PJSC, GDR (A)(C)	2,363	0
MMC Norilsk Nickel PJSC, ADR (A)(C)	5,418	0
Novatek PJSC, GDR (A)(C)	143	0
PhosAgro PJSC, GDR (A)(C)	13	0
Rostelecom PJSC, ADR (A)(C)	3,714	0
RusHydro PJSC, ADR (A)(C)	28,619	0
Sberbank of Russia PJSC, ADR (A)(C)	23,885	0
Severstal PAO, GDR (A)(C)	2,129	0
VTB Bank PJSC, GDR (A)(C)	23,800	0
Saudi Arabia 4.2%		5,650,191
Al Rajhi Bank	110,499	2,680,680
Jarir Marketing Company	124,802	422,362
Riyad Bank	244,611	1,709,771
SABIC Agri-Nutrients Company	28,385	837,378
Singapore 4.8%		6,588,834
DBS Group Holdings, Ltd.	116,400	3,693,586
Oversea-Chinese Banking Corp., Ltd.	238,200	2,895,248
South Africa 2.1%		2,900,639
Life Healthcare Group Holdings, Ltd.	369,345	341,352
Mr. Price Group, Ltd.	18,628	298,526
Nedbank Group, Ltd.	42,738	687,865
Standard Bank Group, Ltd.	80,245	1,058,530
Vodacom Group, Ltd.	90,885	514,366
South Korea 14.6%		19,826,589
Chorokbaem Media Company, Ltd. (A)(C)	888	3,437
Coway Company, Ltd.	14,710	697,079
Ehwa Technologies Information Company, Ltd. (A)(C)	6,572	4,235
Hana Financial Group, Inc.	24,234	1,086,725
Hite Jinro Company, Ltd.	22,633	339,615
HLB Life Science Company, Ltd. (A)	81	608
Hyundai Glovis Company, Ltd.	13,498	1,193,450
Hyundai Mobis Company, Ltd.	9,476	1,631,798
Hyundai Rotem Company, Ltd.	30,332	1,107,290
Jeil Savings Bank (A)(C)	1,850	0
KEPCO Plant Service & Engineering Company, Ltd.	11,618	392,522
Korea Electric Power Corp. (A)	24,339	423,134
Korean Air Lines Company, Ltd.	134,716	2,512,190
Krafton, Inc. (A)	1,464	329,024
KT Corp.	36,241	1,273,479
KT Corp., ADR (D)	36,262	658,155
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	5

	Shares	Value
South Korea (continued)
Kyongbo Pharmaceutical Company, Ltd. (C)	455	$2,427
NAVER Corp.	33,595	5,000,829
Samsung Fire & Marine Insurance Company, Ltd.	4,275	1,209,472
Sewon E&C Company, Ltd. (A)(C)	4,490	818
Shinhan Financial Group Company, Ltd.	11,297	432,868
SK Telecom Company, Ltd.	34,696	1,527,434
Taiwan 7.2%		9,761,146
Eva Airways Corp.	1,770,000	2,273,907
Genius Electronic Optical Company, Ltd.	25,000	345,323
Nien Made Enterprise Company, Ltd.	22,000	272,800
Pharmally International Holding Company, Ltd. (A)(C)	3,533	0
Prodisc Technology, Inc. (A)(C)	540,000	0
Sino-American Electronic Company, Ltd. (A)(C)	10,961	0
Taiwan Kolin Company, Ltd. (A)(C)	400,000	0
Taiwan Land Development Corp. (A)(C)	58,353	0
Taiwan Semiconductor Manufacturing Company, Ltd.	119,000	3,708,106
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	17,118	3,161,010
Wintek Corp. (A)(C)	819,661	0
Thailand 5.8%		7,870,822
Cal-Comp Electronics Thailand PCL	320,014	77,856
Charoen Pokphand Foods PCL, NVDR	1,541,800	1,077,065
Com7 PCL, NVDR	744,300	577,163
CP ALL PCL, NVDR	825,000	1,476,006
Group Lease PCL, NVDR (A)(C)	54,000	1,023
Hana Microelectronics PCL	19,800	15,849
Indorama Ventures PCL, NVDR	924,700	674,954
Kasikornbank PCL, NVDR	503,500	2,212,169
Krung Thai Bank PCL, NVDR	1,282,800	749,672
Mega Lifesciences PCL	11,600	11,915
Ngern Tid Lor PCL	33,716	17,567
Polyplex Thailand PCL	14,100	5,231
Star Petroleum Refining PCL	71,900	14,287
Thai Beverage PCL	2,272,900	960,065
Turkey 0.0%		0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (A)(C)	54,847	0
United Arab Emirates 1.5%		2,048,602
Abu Dhabi Commercial Bank PJSC	322,537	880,133
Abu Dhabi Islamic Bank PJSC	164,427	584,788
Emaar Properties PJSC	224,364	583,681
United States 0.8%		1,139,027
Cognizant Technology Solutions Corp., Class A	9,133	735,115

The Mosaic Company	15,265	403,912
Preferred securities 0.0%		$9
(Cost $7)
India 0.0%		9

Sundaram-Clayton, Ltd. (A)(C)	38	9
Rights 0.0%		$43,310
(Cost $0)
UPL, Ltd. (Expiration Date: 12-18-24; Strike Price: INR 90.00) (A)	19,878	43,310
6	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value

Warrants 0.0%		$212
(Cost $0)
Diagnosticos da America SA (Expiration Date: 4-30-25; Strike Price: BRL 8.50) (A)	24	2
Thaifoods Group PCL (Expiration Date: 5-14-27; Strike Price: THB 3.80) (A)	11,270	210

	Yield (%)	Shares	Value
Short-term investments 1.3%			$1,772,156
(Cost $1,771,907)
Short-term funds 1.3%			1,772,156
John Hancock Collateral Trust (E)	4.4849(F)	177,168	1,772,156

Total investments (Cost $150,171,494) 99.4%	$135,225,503
Other assets and liabilities, net 0.6%	820,385
Total net assets 100.0%	$136,045,888

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
BRL	Brazilian Real
INR	Indian Rupee
THB	Thai Bhat

Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
SDR	Swedish Depositary Receipt
(A)	Non-income producing security.
(B)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	All or a portion of this security is on loan as of 11-30-24. The value of securities on loan amounted to $1,714,678.
(E)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(F)	The rate shown is the annualized seven-day yield as of 11-30-24.
The fund had the following sector composition as a percentage of net assets on 11-30-24:
Financials	20.7%
Industrials	17.4%
Communication services	11.5%
Information technology	11.1%
Consumer staples	10.9%
Consumer discretionary	10.9%
Materials	6.9%
Health care	6.7%
Real estate	1.6%
Utilities	0.4%
Short-term investments and other	1.9%
TOTAL	100.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND	7

DERIVATIVES
SWAPS
Total return swaps
Pay/ receive total return*	Reference entity	Floating/ fixed rate	Payment frequency	Currency	Notional amount	Maturity date	Counterparty (OTC)	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Receive	Ninebot, Ltd., CDR	USD SOFR Compounded OIS	At Maturity	USD	1,086,218	Oct 2027	HSBC	—	$(58,246)	$(58,246)
								—	$(58,246)	$(58,246)
* Fund will pay or receive the total return of the reference asset depending on whether the return is positive or negative. For contracts where the fund has elected to receive the total return of the reference asset if positive, it will be responsible for paying the floating rate and the total return of the reference asset if negative. If the fund has elected to pay the total return of the reference asset if positive, it will receive the floating rate and the total return of the reference asset if negative.
Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
CDR	Chinese Depositary Receipt
HSBC	HSBC Bank PLC
OIS	Overnight Index Swap
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
8	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2024, by major security category or type:
	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Austria	$2,673,873	—	$2,673,873	—
Brazil	11,727,345	$11,727,345	—	—
Chile	1,178,740	1,178,740	—	—
China	36,309,513	1,029,221	35,269,260	$11,032
Greece	410,218	—	410,218	—
Hong Kong	7,347,831	—	7,278,218	69,613
Hungary	199,176	—	199,176	—
India	3,330,634	775,359	2,548,050	7,225
Indonesia	45,163	—	22,401	22,762
Israel	1,011,691	113,735	897,956	—
Jordan	795,590	—	795,590	—
Luxembourg	166,047	—	166,047	—
Malaysia	3,202,758	—	3,202,758	—
Mexico	8,868,296	8,868,296	—	—
Netherlands	352,205	—	352,205	—
Peru	4	—	4	—
Philippines	4,863	—	—	4,863
|	9

	Total value at 11-30-24	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Poland	$19	—	$19	—
Russia	—	—	—	—
Saudi Arabia	5,650,191	—	5,650,191	—
Singapore	6,588,834	—	6,588,834	—
South Africa	2,900,639	—	2,900,639	—
South Korea	19,826,589	$658,155	19,157,517	$10,917
Taiwan	9,761,146	3,161,010	6,600,136	—
Thailand	7,870,822	—	7,869,799	1,023
Turkey	—	—	—	—
United Arab Emirates	2,048,602	—	2,048,602	—
United States	1,139,027	1,139,027	—	—
Preferred securities	9	—	—	9
Rights	43,310	—	43,310	—
Warrants	212	212	—	—
Short-term investments	1,772,156	1,772,156	—	—
Total investments in securities	$135,225,503	$30,423,256	$104,674,803	$127,444
Derivatives:
Liabilities
Swap contracts	$(58,246)	—	$(58,246)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates.  Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	177,168	$1,624,466	$8,072,998	$(7,926,073)	$391	$374	$3,333	—	$1,772,156
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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